CONTRACTUAL OBLIGATIONS AND RIGHTS - Schedule of Contractual Obligations (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 0.0	$ 190.4	$ 0.0
Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	29.0	35.7	16.7
Within one year | Secondhand vessel commitments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	0.0	190.4	0.0
Within one year | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	17.4	23.6	16.7
Between one and two years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	1.7	0.0	0.0
Between two and three years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	6.8	2.0	0.0
Falling due between three and four years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	3.1	8.1	0.0
Falling due between four and five years | Committed scrubber installations
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 0.0	$ 2.0	$ 0.0